Schedule I - STATEMENTS OF CASH FLOWS (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	$ 24,573	$ 23,409	$ 13,564
Adjustments to reconcile net income to net cash used in operating activities:
Share-based compensation	1,783	503	625
Increase (decrease) in accrued expenses and other liabilities	3,450	7,944	5,132
Decrease (increase) in prepayments and other assets	(1,315)	327	(420)
Net cash generated from operating activities	37,779	44,093	32,138
Repurchase of ordinary shares	(3,333)		(93)
Proceeds from share options exercised by employees	18	491	603
Loan to optionees in connection with exercise of options		(510)	(408)
Repayment of loan to optionees in connection with exercise of options	1,042	1,242	295
Issuance of new shares		29,088
Dividends paid to shareholders	(28,199)	(20,258)	(16,056)
Net cash (used in) generated from financing activities	(29,887)	26,115	(15,659)
Net (decrease) increase in cash and cash equivalents	(176)	46,156	22,196
Cash and cash equivalents at beginning of the year	118,075
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	24,573	23,409	13,564
Adjustments to reconcile net income to net cash used in operating activities:
Equity in profit of subsidiaries and variable interest entities	(26,910)	(24,627)	(15,215)
Share-based compensation	1,783	503	625
Increase (decrease) in accrued expenses and other liabilities	111	(624)	650
(Increase) decrease in amounts due from subsidiaries	(1,182)	(65)	6,262
Decrease (increase) in prepayments and other assets	24	(26)	15
Increase in amounts due to a subsidiary	13,319	784	93
Increase in short-term borrowing	16,467
Net cash generated from operating activities	28,185	(646)	5,994
Repurchase of ordinary shares	(3,333)		(93)
Proceeds from share options exercised by employees	18	491	603
Loan to optionees in connection with exercise of options		(510)	(408)
Repayment of loan to optionees in connection with exercise of options	1,042	1,242	295
Issuance of new shares		29,088
Dividends paid to shareholders	(28,199)	(20,258)	(16,056)
Net cash (used in) generated from financing activities	(30,472)	10,053	(15,659)
Net (decrease) increase in cash and cash equivalents	(2,287)	9,407	(9,665)
Cash and cash equivalents at beginning of the year	11,740	2,333	11,998
Cash and cash equivalents and end of the year	$ 9,453	$ 11,740	$ 2,333